Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued (in Shares)	1,000	1,000	1,000
Preferred stock, shares outstanding (in Shares)	1,000	1,000	1,000
Common stock, shares authorized (in Shares)	250,000,000	250,000,000	250,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in Shares)	193,592,410	171,579,284	170,711,880
Common stock, shares outstanding (in Shares)	193,592,410	171,579,284	170,711,880
Common stock to be issued, shares (in Shares)		12,500	12,500